Quarterly portfolio holdings
John Hancock
Global Environmental Opportunities Fund
International equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 97.9%		$117,539,219
(Cost $105,967,461)
Canada 8.4%		10,056,341
Stantec, Inc.	30,529	3,337,126
Waste Connections, Inc.	13,373	2,496,338
WSP Global, Inc.	20,509	4,222,877
Denmark 2.9%		3,465,134
Novonesis A/S, B Shares	53,559	3,465,134
France 8.3%		9,960,110
Dassault Systemes SE	33,349	1,095,557
Legrand SA	22,868	3,377,761
Schneider Electric SE	14,422	3,732,320
Veolia Environnement SA	51,771	1,754,472
Germany 5.1%		6,121,100
Siemens AG	15,520	3,952,997
Symrise AG	23,918	2,168,103
Ireland 6.7%		8,000,436
Eaton Corp. PLC	7,979	3,069,681
Smurfit WestRock PLC	28,472	1,263,587
Trane Technologies PLC	8,371	3,667,168
Italy 2.1%		2,545,522
Terna - Rete Elettrica Nazionale	263,077	2,545,522
Japan 3.1%		3,761,567
Keyence Corp.	2,400	868,155
Tokyo Electron, Ltd.	18,200	2,893,412
Netherlands 3.5%		4,181,388
ASM International NV	3,289	1,592,065
ASML Holding NV	3,736	2,589,323
Switzerland 3.1%		3,663,252
DSM-Firmenich AG	17,939	1,723,571
Givaudan SA	464	1,939,681
Taiwan 4.4%		5,339,891
MediaTek, Inc.	21,000	950,976
Taiwan Semiconductor Manufacturing Company, Ltd.	114,000	4,388,915
United States 50.3%		60,444,478
AAON, Inc.	16,993	1,418,916
Advanced Drainage Systems, Inc.	9,988	1,146,123
AECOM	25,309	2,853,337
Agilent Technologies, Inc.	20,810	2,389,196
American Water Works Company, Inc.	8,837	1,239,301
Analog Devices, Inc.	8,269	1,857,465
Applied Materials, Inc.	12,797	2,304,228
Autodesk, Inc. (A)	10,301	3,122,336
Bentley Systems, Inc., Class B	27,933	1,619,555
Cadence Design Systems, Inc. (A)	12,451	4,539,261
Carlisle Companies, Inc.	6,756	2,396,421
Carrier Global Corp.	48,118	3,301,857
Digital Realty Trust, Inc.	10,212	1,801,805
Equinix, Inc.	1,940	1,523,230
PTC, Inc. (A)	17,616	3,784,093
Quanta Services, Inc.	8,210	3,334,327
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Republic Services, Inc.	11,170	$2,576,361
Synopsys, Inc. (A)	9,241	5,853,895
Tetra Tech, Inc.	96,390	3,541,369
Thermo Fisher Scientific, Inc.	3,665	1,714,047
Veralto Corp.	17,065	1,788,924
Waste Management, Inc.	13,725	3,145,221
Xylem, Inc.	22,080	3,193,210

Total investments (Cost $105,967,461) 97.9%	$117,539,219
Other assets and liabilities, net 2.1%	2,576,649
Total net assets 100.0%	$120,115,868

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Industrials	47.1%
Information technology	31.2%
Materials	8.8%
Utilities	4.6%
Health care	3.4%
Real estate	2.8%
Other assets and liabilities, net	2.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$10,056,341	$10,056,341	—	—
Denmark	3,465,134	—	$3,465,134	—
France	9,960,110	—	9,960,110	—
Germany	6,121,100	—	6,121,100	—
Ireland	8,000,436	8,000,436	—	—
Italy	2,545,522	—	2,545,522	—
Japan	3,761,567	—	3,761,567	—
Netherlands	4,181,388	—	4,181,388	—
Switzerland	3,663,252	—	3,663,252	—
Taiwan	5,339,891	—	5,339,891	—
United States	60,444,478	60,444,478	—	—
Total investments in securities	$117,539,219	$78,501,255	$39,037,964	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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